segment information - Operating revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating revenues
Operating revenues (arising from contracts with customers)	$ 20,005	$ 18,292
Intangible assets	19,721	19,239
Accumulated impairment losses of goodwill	10,058	9,131
Other income	111	120
Operating revenues and other income	20,116	18,412
EBITDA	6,431	6,406
Restructuring and other costs included in EBITDA	717	240
Capital expenditures	2,822	3,472
Foreign
Operating revenues
Operating revenues (arising from contracts with customers)	3,800	3,100
Intangible assets	3,200	2,700
Accumulated impairment losses of goodwill	3,800	3,000
TELUS technology solutions
Operating revenues
Operating revenues (arising from contracts with customers)	17,106	15,615
Accumulated impairment losses of goodwill	7,296	7,137
Other income	84	120
Total external revenues	17,190	15,735
Intersegment revenues	15	17
Operating revenues and other income	17,205	15,752
EBITDA	5,722	5,697
Restructuring and other costs included in EBITDA	652	180
Equity (income) loss related to real estate joint venture	1	(3)
Adjusted EBITDA	6,375	5,874
Capital expenditures	2,697	3,337
Adjusted EBITDA less capital expenditures	3,678	2,537
TELUS technology solutions | Service
Operating revenues
Operating revenues (arising from contracts with customers)	14,609	13,279
TELUS technology solutions | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	2,497	2,336
Mobile
Operating revenues
Operating revenues (arising from contracts with customers)	9,217	8,723
Mobile | Service
Operating revenues
Operating revenues (arising from contracts with customers)	7,059	6,697
Mobile | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	2,158	2,026
Fixed
Operating revenues
Operating revenues (arising from contracts with customers)	7,889	6,892
Fixed | Service
Operating revenues
Operating revenues (arising from contracts with customers)	7,550	6,582
Fixed | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	339	310
Digitally-led customer experiences - TELUS International
Operating revenues
Operating revenues (arising from contracts with customers)	2,899	2,677
Other income	27
Total external revenues	2,926	2,677
Intersegment revenues	756	537
Operating revenues and other income	3,682	3,214
EBITDA	709	709
Restructuring and other costs included in EBITDA	65	60
Adjusted EBITDA	774	769
Capital expenditures	125	135
Adjusted EBITDA less capital expenditures	649	634
Digitally-led customer experiences - TELUS International | Service
Operating revenues
Operating revenues (arising from contracts with customers)	2,899	2,677
Consolidated
Operating revenues
Operating revenues (arising from contracts with customers)	20,005	18,292
Other income	111	120
Total external revenues	20,116	18,412
Operating revenues and other income	20,116	18,412
EBITDA	6,431	6,406
Restructuring and other costs included in EBITDA	717	240
Equity (income) loss related to real estate joint venture	1	(3)
Adjusted EBITDA	7,149	6,643
Capital expenditures	2,822	3,472
Adjusted EBITDA less capital expenditures	4,327	3,171
Consolidated | Service
Operating revenues
Operating revenues (arising from contracts with customers)	17,508	15,956
Consolidated | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	2,497	2,336
Eliminations
Operating revenues
Intersegment revenues	(771)	(554)
Operating revenues and other income	$ (771)	$ (554)